Intangible assets and goodwill - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 12,639	€ 8,414
Balance at end of period	12,505	12,639	€ 8,414
Total intangibles | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	12,994	8,690
Additions	104	105
Disposals	(28)	(23)
Transfers and reclassifications	12	0
Assets held for sale		(189)
Currency translation adjustments	(136)	126
Balance at end of period	12,946	12,994	8,690
Total intangibles | Cost: | TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of CCL		4,285
Total intangibles | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(355)	(276)
Amortisation expense	(101)	(89)
Disposals	22	20
Currency translation adjustments	(7)	(10)
Balance at end of period	(441)	(355)	(276)
TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	12,008	8,078
Balance at end of period	11,874	12,008	8,078
TCCC franchise intangible | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	12,008	8,078
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Assets held for sale		0
Currency translation adjustments	(134)	108
Balance at end of period	11,874	12,008	8,078
TCCC franchise intangible | Cost: | TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of CCL		3,822
TCCC franchise intangible | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	22	0
Balance at end of period	32	22	0
Brands | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	22	0
Additions	0	0
Disposals	0	0
Transfers and reclassifications	11	0
Assets held for sale		(189)
Currency translation adjustments	6	0
Balance at end of period	39	22	0
Brands | Cost: | TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of CCL		211
Brands | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	(7)	0
Balance at end of period	(7)	0	0
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	274	149
Balance at end of period	261	274	149
Software | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	571	382
Additions	40	65
Disposals	(27)	(23)
Transfers and reclassifications	39	74
Assets held for sale		0
Currency translation adjustments	(2)	18
Balance at end of period	621	571	382
Software | Cost: | TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of CCL		55
Software | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(297)	(233)
Amortisation expense	(83)	(75)	(54)
Disposals	22	20
Currency translation adjustments	(2)	(9)
Balance at end of period	(360)	(297)	(233)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	144	118
Balance at end of period	134	144	118
Customer relationships | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	197	161
Additions	1	0
Disposals	0	0
Transfers and reclassifications	0	0
Assets held for sale		0
Currency translation adjustments	(3)	(1)
Balance at end of period	195	197	161
Customer relationships | Cost: | TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of CCL		37
Customer relationships | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(53)	(43)
Amortisation expense	(10)	(9)	(8)
Disposals	0	0
Currency translation adjustments	2	(1)
Balance at end of period	(61)	(53)	(43)
Non-TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	144	0
Balance at end of period	135	144	0
Non-TCCC franchise intangible | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	149	0
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Assets held for sale		0
Currency translation adjustments	(1)	0
Balance at end of period	148	149	0
Non-TCCC franchise intangible | Cost: | TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of CCL		149
Non-TCCC franchise intangible | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(5)	0
Amortisation expense	(8)	(5)
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	(13)	(5)	0
Assets under construction
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	47	69
Balance at end of period	69	47	69
Assets under construction | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	47	69
Additions	63	40
Disposals	(1)	0
Transfers and reclassifications	(38)	(74)
Assets held for sale		0
Currency translation adjustments	(2)	1
Balance at end of period	69	47	69
Assets under construction | Cost: | TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of CCL		11
Assets under construction | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	4,623	2,517
Balance at end of period	4,600	4,623	2,517
Goodwill | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	4,623	2,517
Additions	0	0
Disposals	0	0
Transfers and reclassifications	0	0
Assets held for sale		0
Currency translation adjustments	(23)	9
Balance at end of period	4,600	4,623	2,517
Goodwill | Cost: | TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of CCL		2,097
Goodwill | Accumulated amortisation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	0
Currency translation adjustments	0	0
Balance at end of period	€ 0	€ 0	€ 0